Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Wireless devices and accessories	$ 239	$ 190
Merchandise and other	181	275
Total inventory	420	465
Inventory recognized in cost of revenues	$ 3,133	$ 3,334